Description of Business (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (169,910)	$ (141,252)	$ (125,325)